Derivative Financial Instruments (Balance Sheet Classification Of Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Fair Value Hedging [Member]
Derivative [Line Items]
Derivative Assets	$ 5	$ 60
Fair Value Hedging [Member] | Prepaid Expenses and Other
Derivative [Line Items]
Derivative Assets	5	29
Fair Value Hedging [Member] | Other Assets and Deferred Charges
Derivative [Line Items]
Derivative Assets		31
Net Investment Hedging [Member]
Derivative [Line Items]
Derivative Assets	97	223
Nonderivative Hedging Instruments	6,068	6,963
Net Investment Hedging [Member] | Other Assets and Deferred Charges
Derivative [Line Items]
Derivative Assets	97	223
Net Investment Hedging [Member] | Long Term Debt Due Within One Year
Derivative [Line Items]
Nonderivative Hedging Instruments	973	818
Net Investment Hedging [Member] | Long-term Debt
Derivative [Line Items]
Nonderivative Hedging Instruments	5,095	6,145
Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative Assets	619	327
Derivative Liabilities	2	95
Cash Flow Hedging [Member] | Other Assets and Deferred Charges
Derivative [Line Items]
Derivative Assets	619	327
Cash Flow Hedging [Member] | Accrued Liabilities
Derivative [Line Items]
Derivative Liabilities	1	4
Cash Flow Hedging [Member] | Deferred Income Taxes and Other
Derivative [Line Items]
Derivative Liabilities	$ 1	$ 91